Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash on hand in banks	$ 287,968	$ 383,114		$ 367,076
Time deposits	8,590	166,616		448,568
Cash and cash equivalents	$ 296,558	$ 549,730	[1]	$ 815,644	[2]	$ 1,175,198

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.